File No. 333-45448

                    As filed with the SEC on January 19, 2001
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


       X   Pre-Effective Amendment No.      Post-Effective Amendment No 1
                                       -----                            -
                       (Check appropriate box or boxes)

                               STRATEVEST FUNDS
              (Exact Name of Registrant as Specified in Charter)

                                 1-800-245-0242

                        (Area Code and Telephone Number)

                              5800 CORPORATE DRIVE

                     PITTSBURGH, PENNSYLVANIA 15237-7010
                  (Address of Principal Executive Offices --
                    Number, Street, City, State, Zip Code)

                             GAIL C. JONES, ESQUIRE

                           FEDERATED SERVICES COMPANY

                               1001 LIBERTY AVENUE

                          PITTSBURGH, PA 15222-3779
                  (Name and Address of Agent for Service --
                    Number, Street, City, State, Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE

                      STRADLEY, RONON, STEVENS & YOUNG, LLP

                            2600 ONE COMMERCE SQUARE

                             PHILADELPHIA, PA 19103

            (Names and Addresses of Agents for Service of Process)

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JANUARY 19, 2001, PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933.

     Title of Securities Being Registered - Shares of beneficial interest of Stratevest Large Cap Core Fund


NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                           PART C - OTHER INFORMATION

Item 15.    Indemnification

            Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Investment Advisory Contract between the Registrant and The Stratevest Group, N.A. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. The Registrant's officers and Trustees are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits

      (1)   Copies of the Charter of the Registrant as now in effect.

            (a) Certificate of Trust of the Registrant, dated July 7, 2000, as filed with the Office of the Secretary of State of the State of Delaware on July 10, 2000, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession Number: 0001119381-00-000002).

            (b) Agreement and Declaration of Trust of the Registrant, dated July 7, 2000, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession
                  Number: 0001119381-00-000002).

      (2)   By-Laws.
            By-Laws of the Registrant, dated as of June 30, 2000, are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession Number: 0001119381-00-000002).

      (3)   Voting Trust Agreement.

            Not applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

      Agreement and Plan of Reorganization is incorporated herein by reference to the Registrant's Registration Statement on Form N-14, as filed with the SEC on November 14, 2000. (Accession Number
      0001119381-00-000012)

      (5)   Instruments defining the rights of security holders.

            The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws:

            (a)   Agreement and Declaration of Trust.
                  See Article III, "Shares," Section 4 and Section 6; Article V, "Shareholders' Voting Powers and Meetings," Section 1; and
                  Article VI, "Net Asset Value, Distributions and Redemptions,"
                  Section 2.

            (b)   By-Laws.
                  See Article II, "Meetings of Shareholders," Section 6 and
                  Section 9.

      (6)   Investment Advisory Contracts.

            Investment Advisory Agreement, dated September 15, 2000, between The Stratevest Group, N.A. and the Registrant, on behalf of the
      Stratevest Fund, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (7)   Underwriting or Distribution Contracts.

            Distribution Agreement, dated September 15, 2000, between Edgewood Services, Inc. and the Registrant, on behalf of each series, is incorporated herein by reference to the Registrant's Registration Statement on

      Form N-1A, as filed with the SEC on September 19, 2000.
      (Accession Number 0001119381-00-000008)



(8)   Bonus, Profit Sharing, Pension or other similar contracts.

            Not Applicable.

      (9)   Custodian Agreements.

            Custodian Agreement, dated September 14, 2000, between Forum Trust, LLC and the Registrant, on behalf of each series, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 19, 2000.

      (Accession Number 0001119381-00-000008)

      (10)  Rule 12b-1 Plan and Rule 18f-3 Plan.

      (a) Distribution Plan, dated September 15, 2000, of the Registrant, on behalf of each series, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

            (b) Mutual Funds Sales and Service Agreement, of the Registrant, on behalf of each series, is incorporated herein by reference to the Registrant's Registration Statement on

      Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (11)  Opinion of Counsel.

            Legal opinion of C. Todd Gibson, counsel to the Registrant, dated September 19, 2000, as to the legality of the securities being registered, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (12) Opinion of Counsel supporting the tax matters and consequences to shareholders.

      (a) Tax opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement pertaining to the Forum Equity Portfolio*

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      *Exhibit has been electronically filed

(13)  Other material contracts.

            (a) Agreement for Administrative and Transfer Agency Services, dated September 15,
      2000, between Federated Services Company and the Registrant, on behalf of each series, is incorporated herein by reference to the Registrant's Registration Statement on Form
      N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (b) Stratevest Funds Fund Accounting and Financial Sub-Administration Agreement dated September 14, 2000, between the Registrant and Forum Accounting Services, LLC, is incorporated herein by reference to the Registrant's Registration Statement on Form
      N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (c) Shareholder Services Agreement, dated September 15, 2000, between The Stratevest Group, N.A. and the Registrant, on behalf of each series, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (14)  Other opinions and consents.
      (a) Consent of Deloitte & Touche, LLP, independent auditors to the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on
      Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (b) Consent of Deloitte & Touche, LLP, independent auditors to Forum Funds is incorporated herein by reference to the Registrant's Registration Statement on

      Form N-1A, as filed with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

      (15)  Omitted financial statements.
            Not Applicable.

      (16)  Power of Attorney.

      Power-of-Attorney appointing C. Todd Gibson as attorney-in-fact and agent, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on September 19, 2000. (Accession Number 0001119381-00-000008)

            Item 17.    Undertakings

  (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STRATEVEST FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of January, 2001.

                                STRATEVEST FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  Attorney in Fact for John W. McGonigle

                  January 19, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----


    /S/ GAIL C. JONES             Attorney In Fact
    -----------------
January 19, 2001
    Gail C. Jones                 For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                 Chairman and Trustee
                                      (Chief Executive Officer)

Peter J. Germain*                President

J. Christopher Donahue*          Executive Vice President
                                   and Trustee

Richard J. Thomas*               Treasurer
                                    (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

John F. Cunningham*              Trustee

Lawrence D. Ellis, M.D.*         Trustee

Peter E. Madden*                 Trustee

Charles F. Mansfield, Jr.*       Trustee

John E. Murray, Jr.*             Trustee

Marjorie P. Smuts*               Trustee

John S. Walsh*                   Trustee


*By Power of Attorney